UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)

Strategy Shares Gold-Hedged Bond ETF (GLDB)

OCTOBER 31, 2021

You may elect to receive shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Expense Examples (Unaudited)	October 31, 2021

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2021 and held through the period ended October 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/21	10/31/21	10/31/21(1)	the Period	the Period(1)(2)	the Period
Strategy Shares Nasdaq 7HANDLTM Index ETF	$1,000.00	$1,057.80	$1,021.24	$4.15(3)	$4.08	0.80%
Strategy Shares Newfound/ReSolve Robust Momentum ETF	1,000.00	1,075.80	1,021.49	3.92(3)	3.82	0.75%
Strategy Shares Gold-Hedged Bond ETF	1,000.00	961.90	1,021.65	3.57(4)	3.65	0.79%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the average hypothetical account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 168/365 to reflect the period from May 17, 2021 (date of commencement of operations) to October 31, 2021.

Semi-Annual Shareholder Report | 1

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	October 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 90.3%
1,227,688	Fidelity MSCI Utilities Index ETF	$53,146,614
2,252,090	Global X MLP ETF	83,530,018
2,620,795	Global X Nasdaq 100 Covered Call ETF	59,806,542
1,682,092	Global X U.S. Preferred ETF	43,683,929
354,754	Hartford Total Return Bond ETF	14,417,203
235,174	Invesco QQQ Trust	90,803,033
657,690	Invesco Taxable Municipal Bond ETF	21,762,962
284,999	iShares Core S&P Total U.S. Stock Market ETF	29,907,795
1,143,982	iShares Core U.S. Aggregate Bond ETF	131,146,096
65,769	iShares MBS ETF	7,091,871
2,421,495	Schwab U.S. Aggregate Bond ETF	131,245,029
1,580,449	Schwab U.S. REIT ETF	77,299,761
564,019	Vanguard Dividend Appreciation ETF	92,640,121
304,929	Vanguard Intermediate-Term
	Corporate Bond ETF	28,629,784
69,755	Vanguard S&P 500 ETF	29,447,771
1,538,596	Vanguard Total Bond Market ETF	131,365,325
125,559	Vanguard Total Stock Market ETF	29,746,183
1,596,393	WisdomTree 90/60 U.S. Balanced Fund	69,059,961
900,836	Xtrackers USD High Yield
	Corporate Bond ETF	35,871,290
Total Exchange-Traded Funds (Cost $1,126,581,968)		$1,160,601,288
Total Investments — 90.3% (Cost $1,126,581,968)		$1,160,601,288
Other Assets less Liabilities — 9.7%		124,388,424

Net Assets — 100.0%		$1,284,989,712

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

USD — United States Dollar

Total Return Swap Agreement

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/11/22	$509,998,758	$11,002,561

(a)	The Effective Federal Funds Rate at October 31, 2021 was 0.07%.

SA — Société Anonyme (French public limited company)

The derivative instruments outstanding as of October 31, 2021, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	October 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
44,649	iShares 1-3 Year Treasury Bond ETF	$3,833,117
10,649	iShares 7-10 Year Treasury Bond ETF	1,220,695
3,983	iShares Core MSCI EAFE ETF	304,739
88,514	iShares Core S&P 500 ETF	40,804,069
Total Exchange-Traded Funds (Cost $39,036,789)		$46,162,620
Total Investments — 99.8% (Cost $39,036,789)		$46,162,620
Other Assets less Liabilities — 0.2%		99,367

Net Assets — 100.0%		$46,261,987

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Strategy Shares Gold-Hedged Bond ETF (GLDB)	October 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	11.2%
Consumer Discretionary	6.0%
Consumer Staples	12.7%
Energy	8.4%
Financials	20.4%
Health Care	8.7%
Industrials	8.9%
Information Technology	10.5%
Materials	3.0%
Real Estate	4.0%
Utilities	6.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Fair Value
Corporate Bonds — 79.3%
Communication Services — 6.7%
$80,000	Verizon Communications, Inc., 4.52%, 9/15/48	$101,364
95,000	Walt Disney Co. (The), 2.65%, 1/13/31	98,721
		200,085
Consumer Discretionary — 5.2%
85,000	Amazon.com, Inc., 1.50%, 6/03/30	82,256
50,000	Home Depot, Inc. (The), 5.88%, 12/16/36	70,434
		152,690
Consumer Staples — 10.7%
85,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	102,834
75,000	BAT Capital Corp., 3.56%, 8/15/27	79,433
75,000	Coca-Cola Co. (The), 1.38%, 3/15/31	70,744
70,000	Costco Wholesale Corp., 1.60%, 4/20/30	68,168
		321,179
Energy — 4.4%
70,000	Chevron Corp., 2.24%, 5/11/30	71,518
60,000	MPLX LP, 2.65%, 8/15/30	59,715
		131,233
Financials — 17.3%
30,000	Capital One Financial Corp., 3.80%, 1/31/28	33,093
85,000	Citigroup, Inc., 4.41%, 3/31/31	97,405
90,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	86,230
80,000	JPMorgan Chase & Co., 4.49%, 3/24/31	92,759
70,000	MetLife, Inc., 4.55%, 3/23/30	82,633
30,000	Northern Trust Corp., 1.95%, 5/01/30	29,919
90,000	Wells Fargo & Co., 3.00%, 10/23/26	95,061
		517,100
Principal Amount		Fair Value
Corporate Bonds — (Continued)
Health Care — 7.4%
$75,000	AbbVie, Inc., 3.20%, 11/21/29	$80,148
60,000	Amgen, Inc., 2.20%, 2/21/27	61,197
70,000	CVS Health Corp., 4.30%, 3/25/28	79,251
		220,596
Industrials — 7.5%
75,000	Boeing Co. (The), 5.15%, 5/01/30	87,492
50,000	General Electric Co., 5.88%, 1/14/38	69,024
60,000	Southwest Airlines Co., 5.13%, 6/15/27	69,232
		225,748
Information Technology — 9.0%
65,000	Apple, Inc., 3.35%, 2/09/27	70,792
52,000	Broadcom Corp. / Broadcom Cayman Finance,
	Ltd., 3.88%, 1/15/27	56,370
65,000	Fiserv, Inc., 3.50%, 7/01/29	70,158
55,000	Oracle Corp., 5.38%, 7/15/40	69,638
		266,958
Materials — 2.5%
35,000	Dow Chemical Co. (The), 3.60%, 11/15/50	38,120
35,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	37,064
		75,184
Real Estate — 3.4%
95,000	Equinix, Inc., 3.20%, 11/18/29	100,079
Utilities — 5.2%
80,000	NextEra Energy Capital Holdings, Inc., 2.25%,
	6/01/30	79,897
70,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	76,253
		156,150
Total Corporate Bonds (Cost $2,383,483)		$2,367,002

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	October 31, 2021 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars — 5.6%
Communication Services — 2.9%
$55,000	Orange SA, 9.00%, 3/01/31	$84,325
Energy — 2.7%
55,000	Shell International Finance BV, 6.38%, 12/15/38	81,446
Total Yankee Dollars (Cost $166,815)		$165,771
Total Investments — 84.9%(Cost $2,550,298)		$2,532,773
Other Assets less Liabilities — 15.1%		451,546

Net Assets — 100.0%		$2,984,319

Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements.

LLC — Limited Liability Company

LP — Limited Partnership

Total Return Swap Agreements

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/23/22	$3,119,472	$51,824
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/23/22	545,947	7,748
							$59,572

(a)	The Effective Federal Funds Rate at October 31, 2021 was 0.07%.

SA — Société Anonyme (French public limited company)

The derivative instruments outstanding as of October 31, 2021, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Assets and Liabilities	October 31, 2021 (Unaudited)

		Strategy Shares
	Strategy Shares	Newfound/ReSolve	Strategy Shares
	Nasdaq 7HANDL™	Robust Momentum	Gold-Hedged Bond
	Index ETF (HNDL)	ETF (ROMO)	ETF (GLDB)(a)
Assets:
Investments, at value (Cost $1,126,581,968, $39,036,789 and $2,550,298, respectively)	$1,160,601,288	$46,162,620	$2,532,773
Cash and Cash Equivalents	89,336,005	143,756	371,611
Segregated cash balances for swap agreements with custodian	24,000,000	—	—
Dividends and interest receivable	24,990	—	22,352
Receivable for capital shares issued	7,742,583	—	—
Unrealized appreciation on swap agreement	11,002,561	—	59,572
Prepaid expenses	28,098	3,480	—
Total Assets	1,292,735,525	46,309,856	2,986,308
Liabilities:
Payable for investments purchased	6,991,493	—	—
Accrued expenses:
Advisory	622,566	15,947	1,989
Administration	35,576	3,346	—
Administrative support	28,185	3,464	—
Compliance services	—	1	—
Custodian	—	274	—
Fund accounting	28	6	—
Other	67,965	24,831	—
Total Liabilities	7,745,813	47,869	1,989
Net Assets	$1,284,989,712	$46,261,987	$2,984,319
Net Assets consist of:
Paid in Capital	$1,261,519,366	$38,773,175	$3,088,530
Total Distributable Earnings / (Loss)	23,470,346	7,488,812	(104,211)
Net Assets	$1,284,989,712	$46,261,987	$2,984,319

Net Assets:	$1,284,989,712	$46,261,987	$2,984,319
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	49,825,000	1,575,000	125,000
Net Asset Value (offering and redemption price per share):	$25.79	$29.37	$23.87

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Operations

		Strategy Shares
	Strategy Shares	Newfound/ReSolve	Strategy Shares
	Nasdaq 7HANDL™	Robust Momentum	Gold-Hedged Bond
	Index ETF (HNDL)	ETF (ROMO)	ETF (GLDB)(a)
			For the period
	Six Months Ended	Six Months Ended	May 17, 2021(b)
	October 31, 2021	October 31, 2021	through October 31,
	(Unaudited)	(Unaudited)	2021 (Unaudited)
Investment Income:
Dividend income	$11,557,478	$401,976	$—
Interest income	3,913	11	17,824
Total Investment Income	11,561,391	401,987	17,824
Expenses:
Advisory	2,593,710	109,030	8,858
Administration	160,010	18,970	—
Administrative support	126,452	15,964	—
Fund accounting	207	45	—
Custodian	16,260	1,511	—
Trustee	5,794	5,794	—
Compliance services	14,858	5,613	—
Legal and audit	16,887	15,063	—
Printing	99,047	656	—
Other fees	247,798	13,176	—
Recoupment of prior expenses reduced by the Advisor	156,007	—	—
Total Expenses before fee reductions	3,437,030	185,822	8,858
Expenses contractually waived or reimbursed by the Advisor	—	(18,859)	—
Total Net Expenses	3,437,030	166,963	8,858
Net Investment Income	8,124,361	235,024	8,966
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(229,218)	(39,474)	2
Net realized gains from in-kind transactions	365,889	367,022	16,980
Net realized gains (losses) from swap agreements	6,007,722	—	(153,151)
Change in unrealized appreciation/depreciation on investments	25,626,880	2,705,135	(17,525)
Change in unrealized appreciation on swaps	9,254,882	—	59,572
Net Realized and Unrealized Gains (Losses)	41,026,155	3,032,683	(94,122)
Change in Net Assets Resulting From Operations	$49,150,516	$3,267,707	$(85,156)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(b)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

					Strategy Shares
	Strategy Shares Nasdaq		Strategy Shares Newfound/ReSolve		Gold-Hedged
	7HANDL™ Index ETF (HNDL)		Robust Momentum ETF (ROMO)		Bond ETF (GLDB)(a)
	Six Months		Six Months		For the period
	Ended		Ended		May 17, 2021(b)
	October 31,		October 31,		through
	2021	Year Ended	2021	Year Ended	October 31, 2021
	(Unaudited)	April 30, 2021	(Unaudited)	April 30, 2021	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$8,124,361	$2,520,853	$235,024	$317,888	$8,966
Net realized gains from investment and in-kind transactions and swap agreements	6,144,393	2,544,753	327,548	4,883,895	(136,169)
Change in unrealized appreciation/depreciation on investments and swaps	34,881,762	9,303,802	2,705,135	4,197,856	42,047
Change in net assets resulting from operations	49,150,516	14,369,408	3,267,707	9,399,639	(85,156)
Distributions to Shareholders From:
Net investment income	(29,903,976)	(9,583,229)	—	(381,434)	(19,055)
Return of capital	—	—	—	(6,072)	—
Change in net assets from distributions	(29,903,976)	(9,583,229)	—	(387,506)	(19,055)
Capital Transactions:
Proceeds from shares issued	803,222,495	447,792,753	2,070,439	27,101,100	3,713,197
Cost of shares redeemed	(3,203,327)	(6,745,765)	(1,397,292)	(14,264,194)	(624,667)
Change in net assets from capital transactions	800,019,168	441,046,988	673,147	12,836,906	3,088,530
Change in net assets	819,265,708	445,833,167	3,940,854	21,849,039	2,984,319
Net Assets:
Beginning of period	465,724,004	19,890,837	42,321,133	20,472,094	—
End of period	$1,284,989,712	$465,724,004	$46,261,987	$42,321,133	$2,984,319
Share Transactions:
Issued	31,500,000	17,875,000	75,000	1,200,000	150,000
Redeemed	(125,000)	(275,000)	(50,000)	(600,000)	(25,000)
Change in shares	31,375,000	17,600,000	25,000	600,000	125,000

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(b)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

Financial Highlights	Strategy Shares

															Ratio of Net
													Ratio of	Ratio of	Investment
	Net Asset			Net		Distributions				Net Asset			Net	Gross	Income
	Value,	Net		realized and	Total from	from net	Distributions			Value,	Total	Total	Expenses	Expenses	(Loss)	Net Assets
	beginning	investment		unrealized	investment	investment	from Return		Total	end of	return at	return at	to Average	to Average	to Average	at end of	Portfolio
	of period	income(a)		gains (losses)	activities	income	of Capital		distributions	period	NAV(a)(b)	market(a)(c)	Net Assets(d)	Net Assets(d)(e)	Net Assets(d)	period (000’s)	turnover(a)(f)
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Six Months ended October 31, 2021 (Unaudited)	$25.24	0.24	(g)	1.20	1.44	(0.89)	—		(0.89)	$25.79	5.78%	5.77%	0.80%	0.80%	1.87%	$1,284,990	42%
Year Ended April 30, 2021	$23.40	0.45	(g)	3.13	3.58	(1.74)	—		(1.74)	$25.24	15.74%	15.86%	0.95%	0.95%	1.82%	$465,724	68%
Year Ended April 30, 2020	$23.70	0.59	(g)	0.79	1.38	(1.40)	(0.28)		(1.68)	$23.40	5.98%	5.71%	0.95%	1.40%	2.47%	$19,891	83%
Year Ended April 30, 2019	$23.84	0.56	(g)	0.95	1.51	(0.92)	(0.73)		(1.65)	$23.70	6.65%	6.68%	0.95%	2.30%	2.41%	$12,442	118%
January 16, 2018(h) through April 30, 2018	$25.00	0.13		(0.87)	(0.74)	—	(0.42)		(0.42)	$23.84	(2.96)%	(2.76)%	0.95%	6.33%	2.00%	$3,576	18%

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Six Months ended October 31, 2021 (Unaudited)	$27.30	0.15	(g)	1.92	2.07	—	—		—	$29.37	7.58%	7.92%	0.75%	0.83%	1.06%	$46,262	87%
Year Ended April 30, 2021	$21.55	0.21	(g)	5.78	5.99	(0.24)	(0.00	) (i)	(0.24)	$27.30	27.91%	27.64%	0.75%	0.90%	0.88%	$42,321	309%
November 1, 2019(h) through April 30, 2020	$25.15	0.11	(g)	(3.56)	(3.45)	(0.15)	—		(0.15)	$21.55	(13.82)%	(13.70)%	0.75%	1.56%	0.94%	$20,472	145%

Strategy Shares Gold-Hedged Bond ETF (GLDB)(j)
May 17, 2021(h) through October 31, 2021 (Unaudited)	$25.00	0.09	(g)	(1.04)	(0.95)	(0.18)	—		(0.18)	$23.87	(3.81)%	(3.65)%	0.79%	0.79%	0.79%	$2,984	0%

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)	Annualized for periods less than one year.

(e)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover increases/decreases due to change within portfolio holdings during the period.

(g)	Calculated using the average shares method.

(h)	Commencement of operations.

(i)	Amount is less than ($0.005).

(j)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Notes to Financial Statements	October 31, 2021 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in five separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), which are classified as diversified under the 1940 Act, and Strategy Shares Gold-Hedged Bond ETF (GLDB) (“Gold-Hedged Bond ETF”), which is classified as non-diversified under the 1940 Act (individually referred to as a “Fund,” or collectively as the “Funds”). The Funds are each a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The investment objective of the Gold-Hedged Bond ETF is to seek investment results that correlate, before fees and expenses, to the performance of the Solactive Gold-Backed Bond Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Nasdaq 7HANDL™ Index ETF commenced operations on January 16, 2018, the Newfound/ReSolve Robust Momentum ETF commenced operations on November 1, 2019 and the Gold-Hedged Bond ETF commenced operations on May 17, 2021.

Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on Nasdaq. Shares of the Newfound/ReSolve Robust Momentum ETF and the Gold-Hedged Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 . The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold-Hedged Bond ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts and total return swaps as well as cash and cash equivalents such as treasury securities which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of October 31, 2021, the net assets of the Subsidiary was 8.42% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold-Hedged Bond ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns. The financial statements of the Subsidiary have been consolidated with the Fund’s financial statements in this report.

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily

10 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2021.

			Total
Fund	Level 1	Level 2	Investments
Nasdaq 7HANDL™ Index ETF
Exchange-Traded Funds	$1,160,601,288	$—	$1,160,601,288
Other Financial Instruments(1)
Total Return Swap Agreement	—	11,002,561	11,002,561
Total Investments	$1,160,601,288	$11,002,561	$1,171,603,849

Newfound/ReSolve Robust Momentum ETF
Exchange-Traded Funds	$46,162,620	$—	$46,162,620
Total Investments	$46,162,620	$—	$46,162,620

			Total
Fund	Level 1	Level 2	Investments
Gold-Hedged Bond ETF
Corporate Bonds	$—	$2,367,002	$2,367,002
Yankee Dollars	—	165,771	165,771
Other Financial Instruments(1)
Total Return Swap	—	59,572	59,572
Agreements
Total Investments	$—	$2,592,345	$2,592,345

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

For the period ended October 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (Continued)

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk (i.e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of October 31, 2021, the Nasdaq 7HANDL™ Index ETF and Gold-Hedged Bond ETF invested in total return swaps. The unrealized appreciation/(depreciation) as of October 31, 2021 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2021.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Nasdaq 7HANDL™ Index ETF	$11,002,561	$—
Gold-Hedged Bond ETF	59,572	—

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2021.

Change in Unrealized
	Net Realized Gains	Appreciation/
	(Losses) from	Depreciation
	Swap Agreements	on Swaps
	Recognized as a	Recognized
Fund	Result from Operations	from Operations
Equity Risk Exposure:
Nasdaq 7HANDL™ Index ETF	$6,007,722	$9,254,882
Gold-Hedged Bond ETF	(153,151)	59,572

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Nasdaq 7HANDL™ Index ETF and Gold-Hedged Bond ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, another open-end management investment company managed by Rational Advisors, Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3)       Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.” The Nasdaq 7HANDL™ Index ETF pays 0.60% of the Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor. The Newfound/ReSolve Robust Momentum ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

For the Gold-Hedged Bond ETF, the Advisor receives a fee for its services, a “Unified Fee.” The Fund pays 0.79% of its average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s management fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, expense incurred in connection with the Funds’ compliance with the liquidity requirements of Rule 22e-4 under the 1940 Act and the Investment Company Reporting Modernization Rules; and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% for the Nasdaq 7HANDL™ Index ETF and 0.75% for the Newfound/ReSolve Robust Momentum ETF of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2022 for the Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF. From May 1, 2021 through August 31, 2021, the Expense Cap for the Nasdaq 7HANDLTM Index ETF was 0.95%. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2021, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires
Fund	4/30/23	4/30/24	4/30/25	Total
Newfound/ReSolve Robust Momentum ETF	$49,237	$54,116	$18,859	$122,212

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are based on two different Series. The Nasdaq 7HANDL™ Index ETF is in Series 1 and its fees are as follows:

–	0.040% of the first $500 million in aggregate net assets of the Funds in Series 1;

–	0.035% of the aggregate net assets of the Funds in Series 1 in excess of $500 million to $1 billion; and

–	0.020% of the aggregate net assets of the Funds in Series 1 in excess of $1 billion

The asset-based fees are subject to an annual minimum, allocated among the Funds in Series 1, equal to the number of Funds in Series 1 multiplied by $50,000.

The Newfound/ReSolve Robust Momentum ETF is in Series 2 and its fees are as follows:

–	0.030% of the first $1 billion in aggregate net assets of the Funds in Series 2;

–	0.020% of the aggregate net assets of the Funds in Series 2 in excess of $1 billion to $2 billion; and

–	0.010% of the aggregate net assets of the Funds in Series 2 in excess of $2 billion

For the period ended October 31, 2021, these fees for the Newfound/ ReSolve Robust Momentum ETF were subject to a monthly minimum of $3,125.00. The monthly minimum fee will increase by increments of $1,041.67 every six months until it reaches $4,166.67.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

–	0.030% of the aggregate net assets from $0 to $1,000,000,000; and

–	0.020% of the aggregate net assets above $1,000,000,000

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/ or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F. General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

The Advisor paid all organizational and offering costs of the Funds.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Nasdaq 7HANDL™ Index ETF	$335,200,439	$324,964,121
Newfound/ReSolve Robust Momentum ETF	38,544,835	38,306,038
Gold-Hedged Bond ETF	3,395,172	—

Purchases and sales of in-kind transactions for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Nasdaq 7HANDL™ Index ETF	$717,180,231	$2,830,600
Newfound/ReSolve Robust Momentum ETF	2,059,490	1,394,094
Gold-Hedged Bond ETF	—	540,712

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2021, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fund	Fair Value
Nasdaq 7HANDL™ Index ETF	$717,180,231
Newfound/ReSolve Robust Momentum ETF	2,059,490

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31st and the tax year end for the Newfound/ReSolve Robust Momentum ETF and the Gold-Hedged Bond ETF is April 30th.

14 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Nasdaq 7HANDL™ Index ETF	$174,592,634	$4,499,711	$—	$4,248,253
Newfound/ReSolve Robust Momentum ETF	37,825,534	4,400,228	(17)	4,400,211

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
Nasdaq 7HANDL™ Index ETF	$3,188,317	$—	$3,188,317	$—	$3,188,317
Newfound/ReSolve Robust Momentum ETF	381,434	—	381,434	6,072	387,506

As of the most recent tax year end, the components of distributed earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and	Appreciation/	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings/(Loss)
Nasdaq 7HANDL™ Index ETF	$81,760	$—	$81,760	$(333,218)	$4,499,711	$4,248,253
Newfound/ReSolve Robust Momentum ETF	—	—	—	(179,106)	4,400,211	4,221,105

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year Ordinary
Fund	Loss Deferrals
Newfound/ReSolve Robust Momentum ETF	$45,003

As of the most recent tax year end, Newfound/ReSolve Robust Momentum ETF utilized capital loss carryforwards (“CLCF”) of $ 3,450,015 to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Nasdaq 7HANDL™ Index ETF	$333,218	$—	$333,218
Newfound/ReSolve Robust Momentum ETF	134,103	—	134,103

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (Continued)

disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2021, 88.20% of the Newfound/Resolve Robust Momentum ETF’s net assets were invested in the iShares Core S&P 500 ETF. The financial statements of the iShares Core S&P 500 ETF, including its portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Newfound/Resolve Robust Momentum ETF’s financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2021.

16 | Semi-Annual Shareholder Report

Additional Information

Consideration and Renewal of Management Agreement between Strategy Shares and Rational Advisors, Inc. with respect to Strategy Shares Newfound/ReSolve Robust Momentum ETF (Unaudited)

In connection with a regular telephonic meeting held on September 14, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Strategy Shares (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the renewal of the management agreement between the Trust and Rational Advisors, Inc. (“Rational”) with respect to Strategy Shares Newfound/ReSolve Robust Momentum ETF (the “Fund”), a series of the Trust (the “Management Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Rational (the “Rational 15(c) Response”). The Board also considered the information presented at Board meetings throughout the year.

Nature and Extent of Services. The Board reviewed the services provided by the team of professionals at Rational. The Board reviewed information concerning Rational’s resources, personnel, business operations, and culture of compliance. The Board reviewed Rational’s Form ADV as of April 27, 2021, and the firm’s balance sheet as of June 30, 2021. The Board noted that there were no new compliance or regulatory issues. After further discussion and review of the Rational 15(c) Response, the Board concluded that Rational had sufficient quality of personnel, resources, operations and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the advisory services provided to the Fund by Rational were acceptable.

Performance. The Board compared the returns of the Fund to those of its peer group, Morningstar categories, and benchmarks for the year ended June 30, 2021, and the period from the Fund’s inception on November 1, 2019 through June 30, 2021. The Board considered that the Fund’s assets as of June 30, 2021, had grown to approximately $44.4 million, an increase from approximately $29.0 million in assets as of June 30, 2020. The Board noted that the Fund had outperformed the peer group, Morningstar Tactical Allocation category, and S&P Target Risk Growth Index for the 1-year period, and the Newfound/ReSolve Robust Equity Momentum Index for the since inception period. The Board also noted that the Fund had underperformed the Morningstar Allocation 70%-85% Equity category for the 1-year and since inception periods, the peer group for the since inception period, the Morningstar Tactical Allocation category for the since inception period, and the Newfound/ReSolve Robust Equity Momentum Index for the 1-year period. The Board considered Rational’s view that the Fund’s underperformance relative to the Morningstar Allocation 70%-85% Equity category and Newfound/ ReSolve Robust Equity Momentum Index reflected underweight positions in equities during the equity market’s recovery between April and June 2020. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board compared the Fund’s management fees and net expenses to those of its peer group and Morningstar category. The Board considered that Rational’s management fee for the Fund was within the range of management fees, of its peer group, the Morningstar Allocation 70%-80% Equity category, and the Morningstar Tactical Allocation category. The Board considered Rational’s view that the Fund’s management fees reflected the tactical, non-traditional nature of the Fund’s principal strategies, and that advisory fee breakpoints were not appropriate in light of the significant risks inherent in the management of funds. The Board noted that with the contractual expense cap in place, Rational was waiving a portion of its fees. After further discussion, the Board concluded that the management fees payable to Rational with respect to the Fund were reasonable.

The Board considered that the Fund’s net expense ratio was lower than the average expense ratios of the peer group and Morningstar categories. After further discussion, the Board concluded that the Fund’s net expenses were reasonable.

Profitability. The Board reviewed a report from Rational analyzing the firm’s profitability with respect to its relationship with the Fund, and noted that Rational was managing the Fund at a loss. The Board concluded that the level of Rational’s profitability with respect to the Fund did not raise any concerns.

Semi-Annual Shareholder Report | 17

Additional Information (Continued)

“Fall-out” Benefits. The Board considered fall-out benefits that Rational and its affiliates received from their relationship with the Fund and the Trust.

Economies of Scale. The Board considered whether Rational was sharing economies of scale with the Fund. The Board noted that the Management Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels. The Board considered Rational’s view that advisory fee breakpoints were not appropriate in light of the significant risks inherent in the management of funds. The Board determined, after further discussion, that economies of scale had not been reached and agreed that the matter of economies of scale would be revisited as the Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board. Having, requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interest of the Fund and its shareholders.

18 | Semi-Annual Shareholder Report

Additional Information (Continued)

Statement Regarding Liquidity Risk Management Program

Effective June 1, 2019, Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds”), implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a report to the Board (the “Report”) covering the period from June 1, 2020 to June 30, 2021 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the initial annual review each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid assets. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program was implemented and operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

Semi-Annual Shareholder Report | 19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting Form N-PORT.

Rational Advisors, Inc. is the investment advisor of the Funds. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Strategy Shares Nasdaq 7HANDL™	Strategy Shares Newfound/ReSolve	Strategy Shares Gold-Hedged
Index ETF (HNDL)	Robust Momentum ETF (ROMO)	Bond ETF (GLDB)
Cusip 86280R506	Cusip 86280R886	Cusip 86280R878

Strategy Shares Shareholder Services: 1-855-477-3837

Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

OCTOBER 31, 2021

You may elect to receive all shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Expense Examples (Unaudited)	October 31, 2021

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2021 and held through the period ended October 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/21	10/31/21	10/31/21(1)	the Period	the Period(1)(2)	the Period
Day Hagan/Ned Davis Research Smart Sector ETF	$1,000.00	$1,109.40	$1,021.83	$3.62(3)	$3.47	0.68%
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	1,000.00	1,005.60	1,024.60	0.64(4)	0.62	0.68%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the average hypothetical account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 34/365 to reflect the period from September 28, 2021 (date of commencement of operations) to October 31, 2021.

Semi-Annual Shareholder Report | 1

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	October 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.4%
405,776	Communication Services Select Sector
	SPDR Fund ETF	$32,583,813
312,300	Consumer Discretionary Select Sector
	SPDR Fund ETF	62,819,145
253,886	Consumer Staples Select Sector
	SPDR Fund ETF	18,089,378
328,489	Energy Select Sector SPDR Fund ETF	18,878,263
877,710	Financial Select Sector SPDR Fund ETF	35,336,605
78,942	Health Care Select Sector SPDR Fund ETF	10,564,018
240,132	Industrial Select Sector SPDR Fund ETF	25,091,393
75,777	Materials Select Sector SPDR Fund ETF	6,450,138
253,183	Real Estate Select Sector SPDR Fund ETF	12,107,211
613,204	Technology Select Sector SPDR Fund ETF	99,050,842
162,340	Utilities Select Sector SPDR Fund ETF	10,862,169
Total Exchange-Traded Funds (Cost $292,511,459)		$331,832,975
Total Investments — 99.4% (Cost $292,511,459)		$331,832,975
Other Assets less Liabilities — 0.6%		2,163,765

Net Assets — 100.0%		$333,996,740

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	October 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 97.6%
36,720	SPDR Bloomberg Investment Grade
	Floating Rate ETF	$1,125,101
56,000	SPDR Portfolio Corporate Bond ETF	1,970,640
46,540	SPDR Portfolio High Yield Bond ETF	1,240,291
69,680	SPDR Portfolio Long Term Treasury ETF	2,929,348
21,980	Vanguard Emerging Markets
	Government Bond ETF	1,714,440
14,040	Vanguard Mortgage-Backed Securities ETF	745,664
33,260	Vanguard Short-Term
	Inflation-Protected Securities ETF	1,731,848
13,060	Vanguard Total International Bond ETF	740,110
Total Exchange-Traded Funds (Cost $12,167,912)		$12,197,442
Total Investments — 97.6% (Cost $12,167,912)		$12,197,442
Other Assets less Liabilities — 2.4%		296,992

Net Assets — 100.0%		$12,494,434

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Statements of Assets and Liabilities	October 31, 2021 (Unaudited)

	Day Hagan/Ned Davis	Day Hagan/Ned Davis
	Research Smart Sector	Research Smart Sector
	ETF (SSUS)	Fixed Income ETF (SSFI)
Assets:
Investments, at value (Cost $292,511,459 and $12,167,912)	$331,832,975	$12,197,442
Cash and Cash Equivalents	2,343,701	303,220
Total Assets	334,176,676	12,500,662
Liabilities:
Accrued expenses:
Advisory	179,936	6,228
Total Liabilities	179,936	6,228
Net Assets	$333,996,740	$12,494,434
Net Assets consist of:
Paid in Capital	$277,888,200	$12,453,871
Total Distributable Earnings / (Loss)	56,108,540	40,563
Net Assets	$333,996,740	$12,494,434

Net Assets:	$333,996,740	$12,494,434
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	9,275,000	500,000
Net Asset Value (offering and redemption price per share):	$36.01	$24.99

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Operations

	Day Hagan/Ned Davis	Day Hagan/Ned Davis
	Research Smart Sector	Research Smart Sector
	ETF (SSUS)	Fixed Income ETF (SSFI)
		For the period
	Six Months Ended	September 28, 2021(a)
	October 31, 2021	through October 31, 2021
	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$1,868,684	$17,283
Interest income	87	—
Total Investment Income	1,868,771	17,283
Expenses:
Advisory	920,358	6,250
Total Net Expenses	920,358	6,250
Net Investment Income	948,413	11,033
Realized and Unrealized Gains (Losses):
Net realized losses from investment transactions	(1,002,237)	—
Net realized gains from in-kind transactions	18,871,227	—
Change in unrealized appreciation on investments	10,319,985	29,530
Net Realized and Unrealized Gains (Losses)	28,188,975	29,530
Change in Net Assets Resulting From Operations	$29,137,388	$40,563

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Changes in Net Assets

			Day Hagan/Ned Davis
	Day Hagan/Ned Davis Research		Research Smart Sector
	Smart Sector ETF (SSUS)		Fixed Income ETF (SSFI)
			For the period
	Six Months Ended		September 28, 2021(a)
	October 31, 2021	Year Ended	through October 31, 2021
	(Unaudited)	April 30, 2021	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$948,413	$840,949	$11,033
Net realized gains from investment and in-kind transactions	17,868,990	14,731,390	—
Change in unrealized appreciation/depreciation on investments	10,319,985	29,693,548	29,530
Change in net assets resulting from operations	29,137,388	45,265,887	40,563
Distributions to Shareholders From:
Net investment income	—	(684,487)	—
Change in net assets from distributions	—	(684,487)	—
Capital Transactions:
Proceeds from shares issued	162,355,092	191,689,432	12,453,871
Cost of shares redeemed	(79,032,792)	(61,011,503)	—
Change in net assets from capital transactions	83,322,300	130,677,929	12,453,871
Change in net assets	112,459,688	175,259,329	12,494,434
Net Assets:
Beginning of period	221,537,052	46,277,723	—
End of period	$333,996,740	$221,537,052	$12,494,434
Share Transactions:
Issued	4,800,000	6,850,000	500,000
Redeemed	(2,350,000)	(2,125,000)	—
Change in shares	2,450,000	4,725,000	500,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Financial Highlights

			Net
			realized								Ratio of	Ratio of Net	Net
	Net Asset		and		Distributions		Net Asset			Ratio of Net	Gross	Investment	Assets
	Value,	Net	unrealized	Total from	from net		Value,	Total	Total	Expenses to	Expenses to	Income to	at end
	beginning	investment	gains	investment	investment	Total	end of	return at	return at	Average	Average	Average	of period	Portfolio
	of period	income(a)	(losses)	activities	income	distributions	period	NAV(b)(c)	market(b)(d)	Net Assets(e)	Net Assets(e)	Net Assets(e)	(000’s)	turnover(b)(f)
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)
Six Months ended October 31, 2021 (Unaudited)	$32.46	0.12	3.43	3.55	—	—	$36.01	10.94%	11.22%	0.68%	0.68%	0.70%	$333,997	31%
Year Ended April 30, 2021	$22.04	0.20	10.36	10.56	(0.14)	(0.14)	$32.46	48.02%	47.19%	0.68%	0.68%	0.71%	$221,537	84%
January 16, 2020(g) through April 30, 2020	$24.86	0.01	(2.83)	(2.82)	—	—	$22.04	(11.34)%	(10.90)%	0.68%	0.68%	0.23%	$46,278	27%

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
September 28, 2021(g) through October 31, 2021 (Unaudited)	$24.85	0.03	0.11	0.14	—	—	$24.99	0.56%	0.56%	0.68%	0.68%	1.16%	$12,494	0%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover increases/decreases due to change within portfolio holdings during the period.

(g)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

 Semi-Annual Shareholder Report | 7

Notes to Financial Statements	October 31, 2021 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in five separate series. The assets of each series are segregated and a shareholder’s interest is limited to the series in which shares are held. The accompanying Financial Statements relate to the following series: Day Hagan/Ned Davis Research Smart Sector ETF (SSUS) and Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is classified as non-diversified under the 1940 Act and is an actively-managed exchange-traded fund. The investment objective of the Day Hagan/Ned Davis Research Smart Sector ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF is total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of the each Fund’s investment objectives, policies, and strategies.

The Day Hagan/Ned Davis Research Smart Sector ETF commenced operations on January 16, 2020 and the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF commenced operations on September 28, 2021.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”) .. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

8 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of October 31, 2021.

		Total
Fund	Level 1	Investments
Day Hagan/Ned Davis Research
Smart Sector ETF
Exchange-Traded Funds	$331,832,975	$331,832,975
Total Investments	$331,832,975	$331,832,975

Day Hagan/Ned Davis Research
Smart Sector Fixed Income ETF
Exchange-Traded Funds	$12,197,442	$12,197,442
Total Investments	$12,197,442	$12,197,442

For the period ended October 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan/Ned Davis Research Smart Sector ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services A. Investment Advisory Fees

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee.” Each Fund pays 0.68% of its average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ management fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to

Semi-Annual Shareholder Report | 9

Notes to Financial Statements (Continued)

financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$84,806,932	$84,079,059

Purchases and sales of in-kind transactions for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$161,165,325	$78,142,783
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	12,167,912	—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2021, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fund	Fair Value
Day Hagan/Ned Davis Research Smart Sector ETF	$161,165,325
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	12,167,912

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30th.

As of April 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Day Hagan/Ned Davis Research Smart Sector ETF	$191,265,917	$28,627,667	$—	$28,627,667

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year ended April 30, 2021 were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
Day Hagan/Ned Davis Research Smart Sector ETF	$684,487	$—	$684,487	$—	$684,487

10 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of April 30, 2021, the components of distributed earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and	Appreciation/	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings/(Loss)
Day Hagan/Ned Davis Research Smart Sector ETF	$178,698	$—	$178,698	$(1,835,213)	$28,627,667	$26,971,152

As of April 30, 2021, the Day Hagan/Ned Davis Research Smart Sector ETF utilized capital loss carryforwards (“CLCF”) of $1,306,209 to offset capital gains. The Day Hagan/Ned Davis Research Smart Sector ETF has a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Day Hagan/Ned Davis Research Smart Sector ETF	$1,835,213	$—	$1,835,213

(7) Investment Risks ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or manmade disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2021, 29.66% of the Day Hagan/Ned Davis Research Smart Sector ETF’s net assets were invested in the Technology Select Sector SPDR Fund ETF. The financial statements of the Technology Select Sector SPDR Fund ETF, including its portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Day Hagan/Ned Davis Research Smart Sector ETF’s financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2021.

Semi-Annual Shareholder Report | 11

Additional Information

Consideration and Approval of Management Agreement between Strategy Shares and Day Hagan Asset Management with respect to Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF

(Unaudited)

In connection with a regular telephonic meeting held on June 18, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Strategy Shares (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the management agreement between the Trust and Day Hagan Asset Management (“Day Hagan”) with respect to Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (the “Fund”), a series of the Trust (the “Management Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Day Hagan (the “Day Hagan 15(c) Response”).

Nature and Extent of Services. The Board reviewed the services that Day Hagan would provide to the Fund and information concerning the financial condition and resources, personnel, business, operations, and compliance program of Day Hagan. The Board noted its familiarity with the key personnel serving the Fund and other affiliated funds, and discussed the consistent and quality services provided by the dedicated team of qualified professionals at Day Hagan. The Board then discussed the firm’s strong culture of compliance and risk management program. After further discussion and review of the Day Hagan 15(c) Response, the Board concluded that Day Hagan would provide an acceptable level of services to the Fund.

Performance. The Board reviewed information regarding a composite of private accounts that Day Hagan managed with a strategy similar to that of the of the Fund, the Day Hagan/Ned Davis Research Smart Sector Fixed Income Strategy Composite (the “Composite”) for the 1-year period ended May 28, 2021, and the period from the Composite’s inception on December 6, 2019, through May 28, 2021. The Board noted that the Composite had outperformed the Bloomberg Barclays U.S. Aggregate Bond Total Return Index for both the 1-year and since inception periods. After further discussion and review of the Day Hagan 15(c) Response, the Board acknowledged the performance results of the Composite under Day Hagan’s management, and noted that the Board would revisit the Fund’s performance after it commenced investment operations.

Fees and Expenses. The Board reviewed the proposed advisory fee for the Fund of 0.68% as compared to a peer group of funds that invested primarily in U.S. and international fixed income securities and the Morningstar Total Bond Market category. The Board considered that the fee payable to Day Hagan was a “unitary fee” under which Day Hagan would be responsible for paying all of the Fund’s routine expenses, with certain exceptions including brokerage and trading costs, interest, acquired fund fees and expenses, and non-routine or extraordinary expenses. The Board noted that the proposed unitary fee was within the range of net expenses charged to the peer group and the Morningstar category. After further discussion and review of the Day Hagan 15(c) Response, the Board concluded that the proposed fee payable to Day Hagan was reasonable.

Profitability. The Board reviewed the projected profitability analysis that Day Hagan had provided with respect to Fund and considered that Day Hagan expected to realize a profit from its management of the Fund in the first two years of operations.

Economies of Scale. The Board considered the terms of the Management Agreement and noted that the fee payable under the Agreement was a unitary fee, and the Agreement did not contain breakpoints that would reduce the fee rate payable by the Fund as assets reached certain levels. The Board considered that Day Hagan, in its 15(c) Response, stated that it did not currently plan to add breakpoints to its fee rate. After further discussion, the Board determined that the issue of economies of scale would be revisited as assets of the Fund grew materially.

“Fall-out” Benefits. The Board considered the fall-out benefits that Day Hagan was expected to receive from its relationship with the Fund and the Trust.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board. Having reviewed and discussed in depth such information from Day Hagan as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

12 | Semi-Annual Shareholder Report

Additional Information (Continued)

Statement Regarding Liquidity Risk Management Program

Effective June 1, 2019, Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds”), implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a report to the Board (the “Report”) covering the period from June 1, 2020 to June 30, 2021 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the initial annual review each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid assets. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program was implemented and operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

Semi-Annual Shareholder Report | 13

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-594-7930 or at www.dhfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.dhfunds.com by selecting “Form N-PORT.”

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management, is the investment advisor of the Funds. Day Hagan Asset Management maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of the Funds’ shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Day Hagan/Ned Davis Research	Day Hagan/Ned Davis Research
Smart Sector ETF (SSUS)	Smart Sector Fixed Income ETF (SSFI)
Cusip 86280R803	Cusip 86280R860

1-800-594-7930

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi _______________

Jerry Szilagyi, Chief Executive Officer

Date ___ 12/31/2021________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry Szilagyi_____________________________________

Jerry Szilagyi, Chief Executive Officer

Date __ _12/31/2021________________________

By (Signature and Title) /s/ James Szilagyi__

James Szilagyi, Treasurer

Date ___ 12/31/2021_________________ __________